Variable Interest Entities (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Variable Interest Entities
Interest expense	$ 215	$ 171	$ 171	$ 158	$ 157	$ 180	$ 192	$ 205	$ 715	$ 734	$ 920
Cost of mortgages sold										$ 6,400	$ 18
Reserve for sales recourse obligations									$ 23
Number of loans repurchased | loan									13	9	20
Real Estate Loans | Mortgage Loan Securitizations
Variable Interest Entities
Reserve for sales recourse obligations									$ 7
Number of loans repurchased | loan									0
Consolidated VIEs
Variable Interest Entities
Interest expense									$ 216	$ 214	$ 224
Consolidated VIEs | Real Estate Loans | Mortgage Loan Securitizations
Variable Interest Entities
Cost of mortgages sold									$ 5,200